Leases - Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Right-of-use assets
Balance at beginning of period	$ 211.8
Balance at end of period	233.7	$ 211.8
Retail stores
Right-of-use assets
Balance at beginning of period	164.7
Balance at end of period	194.5	164.7
Manufacturing facilities
Right-of-use assets
Balance at beginning of period	31.8
Balance at end of period	26.8	31.8
Other
Right-of-use assets
Balance at beginning of period	15.3
Balance at end of period	12.4	15.3
Cost
Right-of-use assets
Balance at beginning of period	246.1	0.0
Initial application of IFRS 16		136.6
Reclassification of initial direct costs		5.5
Additions	78.9	94.7
Lease modifications	(0.9)	3.8
Derecognition on termination	(2.3)
Impact of foreign currency translation	(13.4)	5.5
Balance at end of period	308.4	246.1
Cost | Retail stores
Right-of-use assets
Balance at beginning of period	191.5	0.0
Initial application of IFRS 16		97.0
Reclassification of initial direct costs		5.5
Additions	75.7	82.8
Lease modifications	0.6	1.1
Derecognition on termination	(2.3)
Impact of foreign currency translation	(12.2)	5.1
Balance at end of period	253.3	191.5
Cost | Manufacturing facilities
Right-of-use assets
Balance at beginning of period	36.6	0.0
Initial application of IFRS 16		27.2
Reclassification of initial direct costs		0.0
Additions	0.1	6.7
Lease modifications	0.0	2.7
Derecognition on termination	0.0
Impact of foreign currency translation	0.0	0.0
Balance at end of period	36.7	36.6
Cost | Other
Right-of-use assets
Balance at beginning of period	18.0	0.0
Initial application of IFRS 16		12.4
Reclassification of initial direct costs		0.0
Additions	3.1	5.2
Lease modifications	(1.5)	0.0
Derecognition on termination	0.0
Impact of foreign currency translation	(1.2)	0.4
Balance at end of period	18.4	18.0
Accumulated depreciation
Right-of-use assets
Balance at beginning of period	(34.3)	0.0
Depreciation	45.3	33.1
Derecognition on termination	(2.3)
Impact of foreign currency translation	(2.6)	1.2
Balance at end of period	(74.7)	(34.3)
Accumulated depreciation | Retail stores
Right-of-use assets
Balance at beginning of period	(26.8)	0.0
Depreciation	36.7	25.7
Derecognition on termination	(2.3)
Impact of foreign currency translation	(2.4)	1.1
Balance at end of period	(58.8)	(26.8)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Balance at beginning of period	(4.8)	0.0
Depreciation	5.1	4.8
Derecognition on termination	0.0
Impact of foreign currency translation	0.0	0.0
Balance at end of period	(9.9)	(4.8)
Accumulated depreciation | Other
Right-of-use assets
Balance at beginning of period	(2.7)	0.0
Depreciation	3.5	2.6
Derecognition on termination	0.0
Impact of foreign currency translation	(0.2)	0.1
Balance at end of period	$ (6.0)	$ (2.7)